INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.50%	26.50%
Income taxes at domestic statutory tax rate	$ 337.7	$ 287.2	$ 274.3
(Reduction) increase resulting from:
Non-deductible charges and non-taxable income	(8.8)	(3.1)	0.1
Tax consolidation transactions	(29.1)	(26.9)	(33.8)
Other	2.2	(1.8)	(2.9)
Income taxes	$ 302.0	$ 255.4	$ 237.7